SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY INFORMATION [Abstract]
SUPPLEMENTARY INFORMATION

NOTE 12  -    SUPPLEMENTARY INFORMATION:

	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	60	50
Charged to statement of operations	-	10
Balance at end of year	60	60

(2) Other receivables:

Prepaid expenses	27	23
Israeli Government departments and agencies	72	73
Other	11	24
	110	120

	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

B. Other payable:

Employees and employee institutions	43	58
Israeli Government departments and agencies	115	124
Provision for vacation and recreation pay	71	95
Provision for product warranty	91	57
Liability for commissions to agents	93	45
Warrants to issued shares	-	45
Accrued expenses and sundry	44	99
	457	523

C.       Credit from banks:

	% interest rate	December 31,
	as of	2 0 1 4	2 0 1 3

	December 31, 2014	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	183	183
		183	183

During May 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks will forgive approximately $2.4 million of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment of by the Company $1 million over 5 years and a further $600 thousnads over 10 years.

D.        Cost of revenues:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
		$ in thousands
Industrial operations:
Materials consumed	1,635	994	1,746
Payroll and related expenses	479	503	373
Subcontracted work	278	312	244
Depreciation and amortization	2	3	3
Other production expenses	751	667	595
	3,145	2,479	2,961

E.        Financial expenses, net:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
		$ in thousands
Income:
Exchange differences	27	-	-
Other	2	3	2
	29	3	2
Expenses:
Interest
In respect of liability to related parties	11	6	-
In respect of credit from banks	28	35	46
Exchange differences	-	108	21
Revaluation of convertible loan and warrants	285	27	-
Warrants to issued shares compensation	-	45	-
Other	70	60	69
	394	281	136

	(365)	(278)	(134)